Document and Entity Information	Dec. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2023
Entity File Number	001-36605
Entity Registrant Name	PATRIOT TRANSPORTATION HOLDING, INC.
Entity Central Index Key	0001616741
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	47-2482414
Entity Address, Address Line One	200 W. FORSYTH STREET
Entity Address, Address Line Two	7TH FLOOR
Entity Address, City or Town	JACKSONVILLE
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	858-9100
Title of 12(b) Security	Common Stock
Trading Symbol	PATI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false